OTHER OPERATING (LOSSES) GAINS - Additional Information (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2016 contract	Jun. 30, 2016 USD ($) contract	Sep. 30, 2016 contract	Dec. 31, 2018 USD ($) vessels	Dec. 31, 2017 USD ($) vessels	Dec. 31, 2016 USD ($) vessels
Property, Plant and Equipment [Line Items]
Gain (loss) on cancellation of newbuilding contracts				$ 0	$ 0	$ (2,772)
Gain (loss) on lease termination				10,324	2,379	89
Gain (loss) on pool arrangements				(118)	2	0
Gain (Loss) on Termination of Lease				10,324	2,379	89
Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Termination of Lease				$ 10,300	$ 2,400
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on lease termination						$ 2,800
Number of newbuilding contracts terminated | contract	4
VLCC Vessels [Member] | Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
number of capital leased vessels terminated | vessels				6	2	1
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuildings sold to Avance Gas | contract		6	5
Proceeds from Sale of Property, Plant, and Equipment		$ 172,500
Impairment loss						$ 18,200
Suezmax Vessels [Member] | Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
number of capital leased vessels terminated | vessels					2